Earnings per Share	6 Months Ended
Jun. 30, 2020
Earnings per Share
Earnings per Share

13    Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2020	June 30, 2019

	(in thousands)
Numerator:
Net income	$38,496	$30,138

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	24,573	14,939
Effect of dilutive securities:
Share based compensation	216	375
Diluted weighted average common shares outstanding	24,789	15,314

	Six months ended
	June 30, 2020	June 30, 2019

	(in thousands)
Numerator:
Net income	$67,585	$63,581

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	24,573	14,939
Effect of dilutive securities:
Share based compensation	216	337
Diluted weighted average common shares outstanding	24,789	15,276